Fair Value Measurements - Ranges of Significant Unobservable Inputs Used to Value The Company’s Material Level 3 Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2015	$ 1,020
Significant Unobservable Inputs as of December 31, 2015	85.00%
Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2015	$ 55,279
Significant Unobservable Inputs as of December 31, 2015	11.00%
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2015	$ 12,409
Significant Unobservable Inputs as of December 31, 2015	10.00%